Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

21. Related party transactions

The Company’s related parties are its key management personnel, its Directors, as well as Triple Flag Mining Aggregator S.à r.l. (“Aggregator”) and Triple Flag Co-Invest Luxembourg Investment Company S.à r.l. (“Luxco”). Aggregator and Luxco together own a majority of the issued and outstanding common shares of the Company, and are controlled by certain investment funds advised by Elliott Investment Management L.P. and its affiliates.

Compensation for key management personnel of the Company was as follows:

For the years ended December 31	2022	2021
Salaries and short-term employee benefits[1]	$6,836	$6,064
Share-based payments[2]	5,054	2,337
	$11,890	$8,401
1.	Includes salary, benefits and bonuses earned in the period.
2.	Represents stock options, restricted share units, and deferred share units.